Average Annual Total Returns - Class A C I R R6 T and W Shares - Voya Large Cap Value Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Russell 1000® Value Index 1 Yr		Class A Russell 1000® Value Index 5 Yrs		Class A Russell 1000® Value Index 10 Yrs		Class A Russell 1000® Value Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C Russell 1000® Value Index 1 Yr		Class C Russell 1000® Value Index 5 Yrs		Class C Russell 1000® Value Index 10 Yrs		Class C Russell 1000® Value Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 1000® Value Index 1 Yr		Class I Russell 1000® Value Index 5 Yrs		Class I Russell 1000® Value Index 10 Yrs		Class I Russell 1000® Value Index Since Inception	Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R Russell 1000® Value Index 1 Yr		Class R Russell 1000® Value Index 5 Yrs		Class R Russell 1000® Value Index 10 Yrs	Class R Russell 1000® Value Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell 1000® Value Index 1 Yr		Class R6 Russell 1000® Value Index 5 Yrs		Class R6 Russell 1000® Value Index 10 Yrs		Class R6 Russell 1000® Value Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Russell 1000® Value Index 1 Yr		Class W Russell 1000® Value Index 5 Yrs		Class W Russell 1000® Value Index 10 Yrs		Class W Russell 1000® Value Index Since Inception
Total	17.41%	5.65%	10.21%		Dec. 18, 2007	14.89%	2.17%	7.93%		11.86%	2.96%	7.59%		26.54%	[1]	8.29%	[1]	11.80%	[1]	[1]	22.55%	6.12%	10.02%		Feb. 19, 2008	26.54%	[1]	8.29%	[1]	11.80%	[1]	[1]	24.90%	7.29%	11.20%		Mar. 31, 2010	26.54%	[1]	8.29%	[1]	11.80%	[1]	[1]	24.18%	6.67%		11.15%	Aug. 05, 2011	26.54%	[1]	8.29%	[1]	[1]	13.02%	[1]	24.87%	7.31%	11.13%		May 31, 2013	26.54%	[1]	8.29%	[1]	11.80%	[1]	[1]	24.72%	7.19%	11.16%		Jun. 01, 2009	26.54%	[1]	8.29%	[1]	11.80%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.